21. Related Parties	12 Months Ended
Dec. 31, 2017
Related Parties
Related Parties
(i)	Shareholders

As of December 31, 2017, no shareholder (December 31, 2016: one shareholder) holds more than 20% of the voting rights.

(ii)	Transactions with key management personnel

The compensation of managing directors and other key management personnel comprised of the following:

	2015	2016	2017

Short-term employee benefits	1,633	1,879	1,538
Termination benefits	0	430	0
Share-based payments	1,474	2,292	1,379
	3,107	4,601	2,917

Remuneration of Affimed’s managing directors comprises fixed and variable components and share-based payment awards. In addition, the managing directors receive supplementary benefits such as fringe benefits and allowances. In the case of an early termination, the managing directors receive severance.

Compensation for other key management personnel comprises fixed and variable components and share-based payment awards.

The supervisory directors of Affimed N.V. received compensation for their services on the supervisory board of €375 (2016: €350; 2015: €296). In 2017, the Company recognized expenses for share-based payments for supervisory board members of €144 (2016: €381, 2015: €478).

Selected managing directors and supervisory directors entered into service and consulting agreements with the Company:

Dr. Ulrich Grau is a significant shareholder and Chairman of the Board of Directors of i-novion Inc., which was engaged by the Company to conduct preclinical services. In 2016, i-novion Inc. received related payments of €86.

Jens-Peter Marschner rendered consulting services amounting to €11 in 2017 and €29 in 2016.

The following table provides the total amounts of outstanding balances related to key management personnel:

	Outstanding balances
	December 31, 2016	December 31, 2017

Thomas Hecht	23	19
Richard Stead	14	12
Berndt Modig	8	9
Ferdinand Verdonck	10	10
Ulrich Grau	17	17
Bernhard Ehmer	11	10
Jens-Peter Marschner	2	0